SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
Expressed in Canadian dollars	Years ended
	December 31, 2023		December 31, 2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding, beginning of the year	3,899,630	$4.09	3,848,200	$3.68
Granted	1,079,000	$4.12	736,986	$6.24
Exercised	(1,097,900)	$3.05	(569,200)	$3.57
Expired and forfeited	(392,439)	$5.76	(116,356)	$6.63
Outstanding, end of the year	3,488,291	$4.24	3,899,630	$4.09

Options exercisable at the end of the year	2,798,934	$4.18	3,374,459	$3.74

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
Expressed in Canadian dollars
	Options Outstanding			Options Exercisable
	Number	Weighted Average	Weighted Average	Number Exercisable	Weighted Average
	Outstanding	Remaining
Price	as at	Contractual Life	Exercise	as at	Exercise
Intervals	December 31, 2023	(Number of Years)	Price	December 31, 2023	Price
$2.00 - $2.99	960,600	1.2	$2.14	960,600	$2.14
$3.00 - $3.99	432,400	0.2	$3.23	432,400	$3.23
$4.00 - $4.99	954,000	4.2	$4.12	381,600	$4.12
$5.00 - $5.99	60,000	1.7	$5.60	60,000	$5.60
$6.00 - $6.99	1,081,291	2.7	$6.54	964,334	$6.58
	3,488,291	2.4	$4.24	2,798,934	$4.18

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Years ended
	December 31, 2023	December 31, 2022
Weighted-average fair value of options in CAN$	$2.21	$3.17
Risk-free interest rate	3.84%	2.19%
Expected dividend yield	0%	0%
Expected stock price volatility	70%	67%
Expected options life in years	3.79	3.80

Disclosure of performance share units plan [Table Text Block]
	Years ended
	December 31,	December 31,
	2023	2022
	Number of units	Number of units
Outstanding, beginning of year	1,158,000	1,639,000
Granted	471,000	316,000
Cancelled	(140,000)	-
Settled for shares	(611,000)	(797,000)
Outstanding, end of year	878,000	1,158,000

Disclosure of deferred share units [Table Text Block]
Expressed in Canadian dollars	Years ended
	December 31, 2023		December 31, 2022
	Number of Units	Weighted Average Grant Price	Number of Units	Weighted Average Grant Price

Outstanding, beginning of year	1,044,204	$3.19	1,348,765	$3.24
Redeemed	-	-	(304,561)	$3.41
Outstanding, end of year	1,044,204	$3.19	1,044,204	$3.19

Fair value at year end	1,044,204	$2.60	1,044,204	$4.38

Disclosure of share appreciation rights [Table Text Block]
	Years ended
	December 31, 2023		December 31, 2022
	Number of Units	Weighted Average Grant Price	Number of Units	Weighted Average Grant Price

Outstanding, beginning of year	181,739	$5.12	113,670	$5.40
Granted	-	-	148,030	$4.62
Exercised	-	-	(5,726)	$3.17
Cancelled	(130,390)	$5.13	(74,235)	$4.72
Outstanding, end of year	51,349	$5.09	181,739	$5.12

Exercisable at the end of the year	43,870	$5.09	101,066	$5.18

Disclosure of Diluted Earnings per Share [Table Text Block]
	Years ended
	December 31, 2023	December 31, 2022

Net earnings	$6,123	$6,201
Basic weighted average number of shares outstanding	196,018,623	183,009,339
Effect of dilutive securities:
Stock options	538,097	1,077,699
Equity settled deferred share units	330,079	104,596
Performance share units	878,000	1,158,000
Diluted weighted average number of share outstanding	197,764,799	185,349,634

Diluted earnings per share	$0.03	$0.03

Deferred Share Units redeemable at Director's retirement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of deferred share units [Table Text Block]
	Years ended
	December 31, 2023	December 31, 2022
	Number of units	Number of units

Outstanding, beginning of year	104,596	-
Granted	225,482	109,634
Settled for shares	-	(5,038)
Outstanding, end of year	330,078	104,596